Non-current assets held for sale (Details) - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets and liabilities held for sale [Line Items]
Property, plant and equipment		$ 106,044	$ 112,902
Goodwill		11,960	12,373
Investments in associatesa	[1]	8,201	21,001
Inventories		28,081	23,711
Cash and cash equivalents		29,195	30,681	$ 31,111	$ 22,472
Trade and other receivables		34,010	27,139
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners		1,242	1,652
Trade and other current payables		(63,984)	(52,611)
Lease liabilities		(8,549)	(8,611)
Current provisions		(6,332)	(5,256)
Deferred tax liabilities		(10,526)	(8,780)
Liabilities included in disposal groups classified as held for sale		(321)	(359)
Non-current assets held for sale [member]
Assets and liabilities held for sale [Line Items]
Property, plant and equipment		693	35
Goodwill		58	137
Investments in associatesa		0	632
Inventories		255	152
Cash and cash equivalents		35	0
Trade and other receivables		201	696
Trade and other current payables		(256)	(238)
Lease liabilities		(14)	(74)
Current provisions		(36)	(47)
Deferred tax liabilities		$ (15)	$ 0

[1]	See Note 1 - Significant judgements and estimate: investment in Rosneft for further information